Property and Equipment	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

6.	PROPERTY AND EQUIPMENT

Property and equipment is recorded at cost when acquired.  Depreciation is provided principally on the straight-line method over the estimated useful lives of the related assets, which is 3-7 years for equipment, furniture and fixtures, hardware and software and leasehold improvements.   During the six months ended June 30, 2019, the Company invested $19,305 in computers for new hires. The Company also invested $59,660 in new shop equipment, $1,266 in office furnishings and $18,234 in leasehold improvements, primarily in connection with the opening of a satellite location for aerostat manufacturing. Depreciation expense was $21,849 and $20,535 for the six months ended June 30, 2019 and 2018, respectively. Property and equipment consists of the following at June 30, 2019 and December 31, 2018:

	June 30, 2019	December 31, 2018
Shop machinery and equipment	$147,194	$87,534
Computers and electronics	51,398	32,093
Office furniture and fixtures	39,080	37,814
Leasehold improvements	37,748	19,514
	275,420	176,955
Less - accumulated depreciation	(145,574)	(123,725)
	$129,846	$53,230